STOCK-BASED COMPENSATION (Weighted Average Assumptions) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2017
PBF LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 10,577			$ 12,016
PBF Energy [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years 3 months	6 years 3 months	6 years 3 months
Expected volatility	39.50%	39.70%	38.40%
Dividend yield	4.58%	4.73%	3.96%
Risk-free rate of return	2.09%	1.42%	1.58%
Exercise price	$ 26.52	$ 26.18	$ 30.28
Employee Stock Option [Member] | PBF Energy [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 11,676			56,656
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 3,914			$ 23,655